RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule Of Amounts Due From Related Parties (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTIES BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 10,050	¥ 9,583	¥ 6,615
Receivables from Tencent Group's online payment platform
RELATED PARTIES BALANCES AND TRANSACTIONS
Amounts due from related parties	6,698	6,215	4,284
Prepaid cloud service fee to Tencent Group
RELATED PARTIES BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 3,352	¥ 3,368	¥ 2,331